Fair Value Measurements - Level 3 Inputs (Details)	Sep. 30, 2022 item	Aug. 26, 2022 item	Aug. 05, 2022 item	Aug. 02, 2022 item	Jul. 08, 2022 item	Jul. 02, 2022 item	Dec. 31, 2021 Y	Dec. 31, 2020 Y
SAFE Liability | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques
Measurement input				0
SAFE Liability | Expected price volatility
Fair Value Measurement Inputs and Valuation Techniques
Measurement input				0.500			0.500
SAFE Liability | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques
Measurement input				0.0308
SAFE Liability | Risk free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input				0.0135			0.0006
SAFE Liability | Risk free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input				0.0308			0.0007
SAFE Liability | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques
Measurement input				1.5
SAFE Liability | Expected term (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input				0.8			1.0
SAFE Liability | Expected term (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input				1.5			5.0
Warrant Liability | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques
Measurement input		0				0
Warrant Liability | Expected price volatility
Fair Value Measurement Inputs and Valuation Techniques
Measurement input		0.570				0.570
Warrant Liability | Expected price volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input		0.570					0.768	1.087
Warrant Liability | Expected price volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input		1.050					1.121	1.144
Warrant Liability | Risk free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input	0.0017	0.0239				0.0270	0.0005	0.0010
Warrant Liability | Risk free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input	0.0340	0.0340				0.0282	0.0109	0.0038
Warrant Liability | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques
Measurement input						5.0
Warrant Liability | Expected term (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input		0.1					1.0	1.0
Warrant Liability | Expected term (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input	4.0	4.9					5.0	5.0
Convertible Notes | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques
Measurement input	0		0		0
Convertible Notes | Expected price volatility
Fair Value Measurement Inputs and Valuation Techniques
Measurement input	0.570		0.570		0.570
Convertible Notes | Expected price volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input	0.570
Convertible Notes | Expected price volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input	0.572
Convertible Notes | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques
Measurement input					2.96
Convertible Notes | Risk free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input	0.028		0.0314
Convertible Notes | Risk free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input	0.0405		0.0329
Convertible Notes | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques
Measurement input			1.0		1.0
Convertible Notes | Expected term (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input	0.007
Convertible Notes | Expected term (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement input	0.9